CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net income / (loss) from continuing operations	$ 9.8	$ (352.0)	$ (299.0)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation of property and equipment	411.0	75.2	27.9
Amortization of intangible assets	6.9	1.9	1.4
Operating lease right-of-use assets amortization	50.6	8.7	7.1
Amortization of debt discount and issuance costs, net of interest expense capitalized	21.2
Share-based compensation expense	83.2	54.5	28.8
Deferred income tax expense / (benefit)	(3.4)	(2.8)	(1.3)
Foreign exchange (gains) / losses	(27.2)	17.8	2.4
Gain from revaluation of investments in equity securities	(598.9)
Income / (loss) from equity method investments	24.3	(0.4)	10.9
Provision for expected credit losses	5.5	0.2	(0.2)
Other	55.5	(0.6)	0.9
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable	(714.6)	(9.8)	2.3
Prepaid expenses	(17.8)	(14.8)	(5.6)
Accounts payable, accrued and other liabilities and non-income taxes payable	(29.0)	(28.0)	1.5
Deferred revenue	1,565.8	10.0	1.9
Other assets	(339.2)	(23.7)	(7.8)
VAT reclaimable	(101.8)	(6.1)	6.8
Net cash provided by / (used in) operating activities - continuing operations	401.9	(269.9)	(222.0)
Net cash provided by / (used in) operating activities - discontinued operations	(17.1)	515.5	1,051.8
Net cash provided by / (used in) operating activities	384.8	245.6	829.8
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(4,066.0)	(807.5)	(82.9)
Proceeds from Divestment, net of cash of discontinued operations sold		1,283.2
Proceeds from the sale of the remaining equity interest in Divested businesses		184.2
Investments in debt securities			(10.0)
Proceeds from maturity of debt securities		10.0
Proceeds from sale of property and equipment		1.6
Investments in term deposits	(75.0)
Investment in Toloka, net of cash of discontinued operations deconsolidated	(42.7)
Investments in non-marketable equity securities	(50.0)
Other investing activities	4.5	0.5
Net cash provided by / (used in) investing activities - continuing operations	(4,229.2)	672.0	(92.9)
Net cash used in investing activities- discontinued operations	(0.1)	(360.4)	(1,119.2)
Net cash provided by / (used in) investing activities	(4,229.3)	311.6	(1,212.1)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from sale of equity securities	1,150.0	700.0
Proceeds from issuance of convertible notes	4,162.5
Convertible notes issuance costs	(89.3)
Treasury shares issuance costs	(23.8)	(32.5)
Withholding tax paid	(181.5)
Proceeds from issuance of SAFE instruments	100.0
Repayments of debt	(0.8)	(0.7)
Proceeds from exercise of share options / (Repurchase of equity classified awards)	8.4	(10.0)
Net cash provided by financing activities - continuing operations	5,125.5	656.8
Net cash provided by financing activities- discontinued operations		168.7	375.6
Net cash provided by financing activities	5,125.5	825.5	375.6
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(9.7)	(23.6)	(102.6)
Net change in cash and cash equivalents, and restricted cash and cash equivalents	1,271.3	1,359.1	(109.3)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	2,450.3	1,091.2	1,200.5
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	3,721.6	2,450.3	1,091.2
Less cash and cash equivalents, and restricted cash and cash equivalents of discontinued operations, end of period		(14.9)	(977.1)
Cash and cash equivalents, and restricted cash and cash equivalents of continuing operations, end of period	3,721.6	2,435.4	114.1
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	2,449.6	1,076.1	1,181.9
Restricted cash and cash equivalents, beginning of period	0.7	15.1	18.6
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	2,450.3	1,091.2	1,200.5
Cash and cash equivalents, end of period	3,678.1	2,449.6	1,076.1
Restricted cash and cash equivalents, end of period	43.5	0.7	15.1
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	3,721.6	2,450.3	1,091.2
Cash and cash equivalents, end of period - continuing operations	3,678.1	2,434.7	110.7
Restricted cash and cash equivalents, end of period - continuing operations	43.5	0.7	3.4
Cash and cash equivalents, and restricted cash and cash equivalents of continuing operations, end of period	3,721.6	2,435.4	114.1
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	(4.5)	(3.7)	(2.0)
Cash paid for interest	(12.2)
Operating cash flows from operating leases	(58.7)	(11.2)	(5.0)
Non-cash operating activities:
Right-of-use assets obtained in exchange for operating lease obligations	913.8	40.5	14.3
Non-cash investing and financing activities:
Acquired property and equipment and intangible assets not yet paid for	1,057.7	$ 0.1	$ 0.5
Conversion of convertible debt to ordinary shares	19.2
Effect of deconsolidation of former subsidiaries	$ 85.9